Lines of Credit (Tables)	6 Months Ended
Jun. 30, 2020
Lines of Credit [Abstract]
Schedule of percentage of earnings before interest, taxes, depreciation, and amortization
Covenant	Actual Ratio	Required Ratio
Total debt ratio	(2.9)x	4.0x
Senior debt ratio	(0.7)x	1.5x
Interest coverage ratio	(1.2)x	1.0x